Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ (33,206)	$ (59,452)	$ 187,134
State	(1,802)	(5,391)	29,547
Foreign	30,336	9,423	3,805
Deferred
Federal	94,353	(64,836)	77,916
State	1,386	(52,872)	26,073
Foreign	32,831	(59,019)	(25,323)
Total income tax provision	$ 123,898	$ (232,147)	$ 299,152